Income Taxes (Unrecognized tax benefits) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Temporary Differences/Potential change	$ 4,700,000,000	$ 4,700,000,000
Net amount in dispute	126,000,000	126,000,000
Prepaid amount in dispute	55,000,000	55,000,000
Tax benefit primarily due to utilization of certain loss carryforwards	58,000,000
Deferred Tax Assets, Allowance	322,000,000	363,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Amount that could affect effective tax rate	42,000,000	37,000,000
Accrued interest	10,000,000	9,000,000
Income Tax Examination, Interest Expense	1,000,000	$ 2,000,000
Accrued penalties	$ 0